Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]	Commitments and Contingencies
Leases
As of December 31, 2021 and 2020, the Company had no right-to-use lease assets or liabilities.
Rent expense under non-cancelable operating leases is recognized on a straight-line basis over the respective lease terms and $0.2 million for the year ended December 31, 2019. The Company vacated such premise in September 2019.
NuMiner Machine Purchase Agreement
In November 2021, the Company paid a $10.0 million refundable deposit to NuMiner with the intent to enter into an agreement with NuMiner to purchase 60,000 units of new NM440 Machines for the purpose of cryptocurrency mining, which agreement was executed in February 2022 (the “NuMiner Agreement”). In the event the evaluation of the NM440 Machines that NuMiner will provide to the Company for evaluation purposes yield results unsatisfactory to the Company, and the purchase agreement is terminated, all payments shall be returned to the Company. If, upon evaluation, the NM440 Machines perform to the satisfaction of the terms outlined in the contract, the Company will apply the advanced payments and make the remaining payments to NuMiner throughout 2022. To make such payments, the Company anticipates pursuing financing through debt and/or equity markets and/or utilizing the vendor financing provided for in the NuMiner Agreement. In the event the NuMiner Agreement is performed in full, the aggregate payments to NuMiner will be $1.7 billion in 2022
Master Services Agreement
On August 19, 2021, Gryphon entered into a Master Services Agreement with the Company (the “Gryphon MSA”). To provide greater certainty as to the term of the Gryphon MSA, on December 29, 2021, the Company and Gryphon entered into Amendment No. 1 to the Gryphon MSA (the “Gryphon MSA Amendment”) to extend the initial term of the Gryphon MSA from three to four years, or to five years in the event the Company does not receive delivery of a specified minimum number of cryptocurrency mining machines during 2022. Subject to written notice from the Company and an opportunity by Gryphon to cure for a period of up to 180 days, the Company shall be entitled to terminate the Gryphon MSA in the event of: (i) Gryphon’s failure to perform the services under the Gryphon MSA in a professional and workmanlike manner in accordance with generally recognized crypto-mining industry standards for similar services, or (ii) Gryphon’s gross negligence, fraud or willful misconduct in connection with performing the services. Gryphon shall be entitled to specific performance or termination for cause in the event of a breach by the Company, subject to written notice and an opportunity to cure for a period of up to 180 days. As consideration for the Gryphon MSA, Gryphon shall receive the equivalent of 22.5% of the net operating profit, as defined in the Gryphon MSA, of all of the Company’s blockchain and cryptocurrency-related operations as a management fee.
Digital Mining Hosting Sub-Lease
On October 5, 2021, the Company entered into a Sub-License and Delegation Agreement (“Hosting Sub-Lease”) by and between Gryphon and the Company, which assigned to the Company certain Master Services Agreement, dated as of September 12, 2021 (the “Core Scientific MSA”), by and between Core Scientific, and Gryphon and Master Services Agreement Order #2 (“Order 2”). On December 29, 2021, the Company and Gryphon entered into Amendment No. 1 to the Sub-Lease Agreement (the “Sub-Lease Amendment”) to provide Gryphon the right to recapture the usage of up to 50% of the hosting capacity to be managed by Core Scientific if the Merger Agreement is terminated prior to consummation of the merger. The agreement allows for approximately 230 MW of carbon neutral digital mining hosting capacity to be managed by Core Scientific as hosting partner. The agreement features the installation of digital asset miners at Core Scientific's net carbon neutral blockchain data centers over the course of 14 months. As part of the agreement, Core Scientific will provide digital mining fleet management and monitoring solution, Minder™, data analytics, alerting, monitoring, and miner management services. As of December 31, 2021, the Company has paid $20.0 million to Gryphon for Order 2. The remaining commitment of $31.3 million is to be paid over the next ten months.
The Hosting Sub-Lease shall automatically terminate upon the termination of the Core Scientific MSA and/or Order 2 in accordance with their respective terms. In addition, upon any termination of the Gryphon Merger Agreement by Sphere 3D, Gryphon shall have the right, in its sole discretion, to terminate this Core Scientific MSA in its entirety (including the Hosting Sub-Lease) upon not less than 180 calendar days’ written notice to Sphere 3D.
BitFuFu Machine Purchase Agreement
In July 2021, the Company entered into an agreement with BitFuFu, subsequently amended in September 2021, for the purchase of digital mining hardware and other equipment to the Company. The Company has committed to purchase 60,000 machines for an aggregate value of $305.7 million through December 2022. As of December 31, 2021, the Company has paid a $92.0 million down payment to BitFuFu for prepayment towards the machines which began delivery in January 2022. The down payment and payment of total purchase price are not refundable, save as otherwise mutually agreed to by the parties. The remaining $213.7 million is payable over the next nine months.
SPAC Sponsor Loan Commitment to MEOA
In September 2021, the Company’s subsidiary, SPAC Sponsor, entered into an agreement with MEOA to provide MEOA with loans in such amounts as may be required by MEOA from time to time to fund MEOA’s working capital requirements, up to an aggregate of $0.5 million (the “MEOA Commitment Agreement”). Each such loan would be evidenced by a promissory note, and would be payable upon consummation of MEOA’s initial business combination, without interest, or, at the SPAC Sponsor’s discretion, would be convertible into warrants of MEOA at a price of $1.00 per warrant. If MEOA does not complete a business combination, any such loans would be forgiven.
Majestic Dragon Financial Advisory Services
In July 2021, the Company retained, Majestic Dragon Financial Services Ltd. (“Majestic Dragon”), to provide consulting and financial advisory services to the Company commencing on the closing of the Hertford Agreement, dated as of July 31, 2021, for a term ending on the date on which Majestic Dragon and its affiliates or any funds managed by Majestic Dragon cease to own, directly or indirectly, any equity interests of the Company. The Company will pay Majestic Dragon (i) 3.0% of the Hertford Agreement transaction, paid in common shares, which amount shall be paid concurrently with any payment made to Hertford for the placement of the assets to the Company from Hertford pursuant to the terms of the Hertford Agreement, and (ii) 100 Bitcoin per year for a period of two years, payable from the first coin mined in the corresponding year.
Letters of credit
During the ordinary course of business, the Company provides standby letters of credit to third parties as required for certain transactions initiated by the Company. As of December 31, 2021, the Company’s had no outstanding standby letters of credit.
Warranty and Extended Warranty
The Company had $56,000 and $154,000 in deferred costs included in other current and non-current assets related to deferred service revenue at December 31, 2021 and 2020, respectively. Changes in the liability for deferred revenue associated with extended warranties and service contracts were as follows (in thousands):

Deferred Revenue
Liability at January 1, 2020	$1,109
Revenue recognized during the period	(817)
Change in liability for warranties issued during the period	447
Liability at December 31, 2020	739
Liabilities sold	(134)
Revenue recognized during the period	(760)
Change in liability for warranties issued during the period	369
Liability at December 31, 2021	$214
Current liability	$155
Non-current liability	59
Liability at December 31, 2021	$214
Litigation
The Company is, from time to time, subject to claims and suits arising in the ordinary course of business. In the opinion of management, the ultimate resolution of such pending proceedings will not have a material effect on the Company’s results of operations, financial position or cash flows.
In April 2015, the Company filed a proof of claim in connection with bankruptcy proceedings of V3 Systems, Inc. (“V3”) based on breaches by V3 of the Asset Purchase Agreement entered into between V3 and the Company dated February 11, 2014 (the “APA”). On October 6, 2015, UD Dissolution Liquidating Trust (“UD Trust”), post-confirmation liquidating trust established by V3’s plan of liquidation, filed a complaint against the Company and certain of its current and former directors in the U.S. Bankruptcy Court for the District of Utah Central Division objecting to our proof of claim and asserting claims for affirmative relief against the Company and its directors. This complaint alleges, among other things, that Sphere 3D breached the APA and engaged in certain other actions and/or omissions that caused V3 to be unable to timely sell the Sphere 3D common shares received by V3 pursuant to the APA. The UD Trust seeks, among other things, monetary damages for the loss of the potential earn-out consideration, the value of the common shares held back by us pursuant to the APA and costs and fees.
In March 2018, UD Trust filed a complaint in U.S. District Court for the Northern District of California (“California Complaint”) asserting that two transactions involving the Company constitute fraudulent transfers under federal and state law. First, UD Trust alleges that the consolidation of the Company’s and its subsidiaries’ indebtedness to the Cyrus Group into a debenture between FBC Holdings and the Company in December 2014 constitutes a fraudulent transfer. Second, UD Trust alleges that the Share Purchase Agreement constitutes a fraudulent transfer, and seeks to require that the proceeds of the transaction be placed in escrow until the V3 litigation is resolved. The California Complaint also asserts a claim against the Company’s former CEO for breach of fiduciary duty, and a claim against the Cyrus Group for aiding and abetting breach of fiduciary duty. On July 25, 2018, the Company filed a motion seeking to dismiss all of the claims asserted against the Company and its former CEO. On the same day, the Cyrus Group filed a motion seeking to dismiss all claims asserted against the Cyrus Group. The UD Trust voluntarily dismissed this case without prejudice on February 5, 2020.
In October 2019, UD Trust filed an amended complaint in the Delaware Bankruptcy Court. The amended complaint includes all of the claims and parties in the original complaint first filed in October 2015 in the Utah Bankruptcy Court as well as the claims and additional parties in the California Complaint.
In February 2020, the Company filed a renewed motion seeking to dismiss the majority of the claims asserted by the UD Trust in the amended complaint. On that same day, the Company also filed a counterclaim against the UD Trust in which the Company alleged that V3 breached numerous provisions of the APA. The Company’s current and former officers and directors that were named as defendants in the amended complaint as well as the Cyrus Group all filed motions seeking to dismiss all claims that the UD Trust alleged against them. In March 2021, the Delaware Bankruptcy Court issued a Memorandum Opinion in which it for the most part denied the defendants’ motions.
In December 2021, the parties participated in a mediation. At the mediation, the parties reached an agreement in principle to settle all claims between and among them. The parties entered a definitive Settlement Agreement and Mutual Release effective December 20, 2021. Under this agreement, the Company agreed to pay UD Trust $2.85 million in exchange for a release of all claims. The Settlement Agreement and Mutual Release was approved by the Utah Bankruptcy Court by order dated February 14, 2022.